Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Hierarchy our Financial Assets and Liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Hierarchy our Financial Assets and Liabilities [Line Items]
Derivative liabilities		$ 211,345
Level 1 [Member] | Fair Value Measurement [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Hierarchy our Financial Assets and Liabilities [Line Items]
Derivative liabilities
Level 2 [Member] | Fair Value Measurement [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Hierarchy our Financial Assets and Liabilities [Line Items]
Derivative liabilities
Level 3 [Member] | Fair Value Measurement [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Hierarchy our Financial Assets and Liabilities [Line Items]
Derivative liabilities		$ 211,345